Long-Term Debt - Schedule of Debt Maturities (Details) (Senior Notes [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Extinguishment of Debt [Line Items]
Total long term debt (including related parties)	$ 2,085,500	$ 2,085,500	$ 2,215,500
2013		0
2014 to 2015		0
2016 to 2017		1,665,500
Thereafter		420,000
2016 Notes [Member]
Extinguishment of Debt [Line Items]
Total long term debt (including related parties)	1,665,500	1,665,500	1,665,500
2013		0
2014 to 2015		0
2016 to 2017		1,665,500
Thereafter		0
2020 Notes [Member]
Extinguishment of Debt [Line Items]
Total long term debt (including related parties)	420,000	420,000	0
2013		0
2014 to 2015		0
2016 to 2017		0
Thereafter		$ 420,000